Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (loss)	€ 181.0	€ 225.1	€ 153.6
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	36.1	(27.8)	(35.9)
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(10.2)	8.3	6.7
Items not reclassified to the Consolidated Statement of Profit or Loss	25.9	(19.5)	(29.2)
Gain/(loss) on investment in foreign subsidiary, net of hedge		(10.1)	6.0
Effective portion of changes in fair value of cash flow hedges	22.6	(17.3)	(27.3)
Taxation (charge)/credit relating to components of other comprehensive income	(13.6)	6.0	5.6
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	27.8	(21.4)	(15.7)
Other comprehensive income/(loss) for the period, net of tax	53.7	(40.9)	(44.9)
Comprehensive income	234.7	184.2	108.7
Total comprehensive income for the period	234.7	184.3	109.1
Comprehensive income, attributable to non-controlling interests	€ 0.0	€ (0.1)	€ (0.4)